Statement of Other Comprehensive Income Reclassification Disclosure (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net unrealized holding gains on available-for-sale securities	$ 1,105,148	$ 53,719
Reclassification adjustment for realized gains losses in net income	(445,338)
Other comprehensive income before income tax effect	659,810	53,719
Income tax expense	(203,205)	(20,924)
Other comprehensive income, net of tax	$ 456,605	$ 32,795